Interest Expense, Net	12 Months Ended
Dec. 31, 2024
Interest Expense, Net [Abstract]
Interest Expense, Net
10. INTEREST EXPENSE, NET
Interest expense, net consisted of the following:
For the Year ended December 31
millions of dollars 2024 2023
Interest on debt

$

1,004 $

954
Allowance for borrowed funds used during construction (23) (16)
Other (8) (13)
$

973 $

925